Exit Costs and Impairments	12 Months Ended
Dec. 31, 2024
Restructuring and Related Activities [Abstract]
Exit Costs and Impairments	Exit Costs and Impairments
2024 Efficiency Program
In 2024, we commenced initiatives to improve the overall efficiency and profitability of the Company. One of these initiatives was a comprehensive review of our product portfolio which resulted in the decision to phase out our NeuMoDx clinical PCR system considering the market development following the COVID-19 pandemic and changing customer needs for integrated PCR-based clinical molecular testing systems. Following this decision, we are refocusing resources and efforts on developing and commercializing other innovative solutions within our portfolio. Overall, the initiatives include activities to improve global efficiency through targeted measures to reduce hierarchies and drive increased digitalization and automation for improved resource allocation and profitable growth. The costs for the 2024 program largely included non-
cash charges for impairment of long-lived assets and, to a lesser extent, cash-settled charges for employee-related costs and facility exit and other costs, including contract termination costs.
A summary of the liability, which is recorded in accrued and other current liabilities in the accompanying consolidated balance sheet, as of December 31, 2024 is as follows:

(in thousands)	Employee-related costs	Exit and other costs	Total

Costs incurred	$30,205	$60,287	$90,492
Cash payments	(7,949)	(27,838)	(35,787)
Non-cash settlements	—	(6,423)	(6,423)
Foreign currency translation adjustment	(421)	454	33
Liability at December 31, 2024	$21,835	$26,480	$48,315
Employee-related costs primarily consist of termination benefits provided to employees who have been involuntarily terminated and retention bonuses incurred during transition periods. Exit and other costs include contract termination costs, primarily with suppliers and professional service fees to support the program.
The following is a summary of all charges related to the 2024 program recorded in the consolidated statement of income for the year ended December 31, 2024.

Classification and Type of Charge (in thousands)	Year Ended December 31, 2024

Cost of sales:
Exit costs, including contract termination costs	$43,355
Employee-related costs	8,204
Intangible asset impairments	133,738
Inventories	93,473
Property, plant and equipment impairments	16,288
Total costs in cost of sales	$295,058

Restructuring, acquisition, integration and other, net:
Exit costs	$16,932
Employee-related costs	22,001
Property, plant and equipment impairments	46,351
Other asset write-downs	4,569
Intangible asset impairments	1,536
Total costs in restructuring, acquisition, integration and other, net	$91,389
Total costs	$386,447
Following the decision to discontinue the NeuMoDx system, we wrote-off all NeuMoDx related inventory that was not expected to be sold by the ultimate date of phase out in mid-2025.
Following an impairment test performed under ASC 360 Property, Plant and Equipment, certain long-lived assets were fully impaired. The impairment test considered the estimated future cash flows of the NeuMoDx asset group, the lack of alternative use for the long-lived assets and no value recoverable in a market disposal. As a result, impairments were recorded for assets under construction, machinery and equipment and computer software. Intangible asset impairments included the impairment of developed technology related to the NeuMoDx system, the termination of licenses which were used exclusively in connection with this system and in-process research and development acquired in the acquisition of
NeuMoDx in 2020.
Outside of the NeuMoDx asset group, other long-lived assets, including property, plant and equipment and intangible assets, were impaired as a result of actions taken in implementing the efficiency program. Such impairments primarily related to software applications and platforms and related development projects as well as a license agreement which were abandoned and ceased to be used during the year and determined by management to have no alternative use or salvage value.
We anticipate total program costs of approximately $400.0 million upon the completion of the program in 2025, with
$15.0 million to $20.0 million of additional costs to be incurred in 2025 primarily for employee-related and other exit costs.
2022 Restructuring
During the fourth quarter of 2022, we initiated a restructuring plan to discontinue our third-party instrument service business and realign certain management positions and personnel in order to improve the overall management structure.
The below table shows the pre-tax restructuring charges recorded in 2023 and 2022 in the accompanying consolidated statements of income. No charges were incurred in 2024 related to this program.

(in thousands)	2023	2022

Cost of sales	$—	$391
Restructuring, acquisition, integration and other, net	6,948	4,612
Total restructuring charges	$6,948	$5,003
Cost of sales charges in 2022 were for inventory write-downs.
A summary of the restructuring liability, which is recorded in accrued and other current liabilities in the accompanying consolidated balance sheets, as of December 31, 2024 and 2023 is as follows:

(in thousands)	Employee-related costs	Exit and other costs	Total

Liability at December 31, 2022	$4,145	$494	$4,639
Cost incurred in 2023	7,457	160	7,617
Release of accruals	(662)	(7)	(669)
Cash payments	(3,667)	(500)	(4,167)
Foreign currency translation adjustment	137	—	137
Liability at December 31, 2023	$7,410	$147	$7,557
Release of accruals	(941)	(52)	(993)
Cash payments	(5,898)	(94)	(5,992)
Foreign currency translation adjustment	(263)	(1)	(264)
Liability at December 31, 2024	$308	$—	$308